Acquisition of Business (Details) $ in Thousands	Jun. 01, 2019 USD ($)
Acquisition of Business
Cash paid	$ 1,895
Contingent Consideration
Total acquisition price	1,895
Recognized amounts of identifiable assets acquired:
Intangible assets, net	953
Property and equipment, net	91
Inventory	380
Loss Contracts	(614)
Net assets acquired	810
Goodwill	$ 1,085